ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
ACCOUNTS RECEIVABLE
NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Accounts receivable	126,352,173	77,858,266
Less: Allowance for doubtful accounts	(1,236,331)	(590,991)
Total	125,115,842	77,267,275

The activity in the allowance for doubtful accounts – accounts receivable for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Beginning balance	590,991	533,596	443,624
Provisions	655,148	23,783	123,239
Foreign currency translation adjustment	(9,808)	33,612	(33,267)
Ending balance	1,236,331	590,991	533,596